Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Supplement [Text Block]	ust_SupplementTextBlock

Supplement to the Prospectus dated January 28, 2014

Supplement dated October 1, 2014

IMPORTANT NOTICE REGARDING REDUCTION IN FUND EXPENSES

Effective October 1, 2014, the Fund's adviser, Pekin Singer Strauss Asset Management, Inc., has contractually agreed to lower its management fee from 1.00% to 0.85%, and to lower the Fund's expense cap from 0.99% to 0.95%. Accordingly, the sub-section Fees and Expenses of the Fund in the Summary Section of the Fund's prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 90 calendar days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.51%	0.26%
Acquired Fund Fees and Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.46%	1.21%
Fee Waiver/Expense Reimbursement[2]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	1.35%	1.10%

[1] Restated to reflect the Fund's new, lower management fee and the Adviser's contractual obligation to cap certain Fund operating expenses.

[2] Effective October 1, 2014, the Fund's Adviser contractually has agreed to waive its management fee and/or reimburse Fund operating expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of each Class through January 31, 2016. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 0.95% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the 1-year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$137	$451	$787	$1,737
Institutional Class	$112	$373	$654	$1,456

* * * * * *

Appleseed Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust_SupplementTextBlock

Supplement to the Prospectus dated January 28, 2014

Supplement dated October 1, 2014

IMPORTANT NOTICE REGARDING REDUCTION IN FUND EXPENSES

Effective October 1, 2014, the Fund's adviser, Pekin Singer Strauss Asset Management, Inc., has contractually agreed to lower its management fee from 1.00% to 0.85%, and to lower the Fund's expense cap from 0.99% to 0.95%. Accordingly, the sub-section Fees and Expenses of the Fund in the Summary Section of the Fund's prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 90 calendar days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.51%	0.26%
Acquired Fund Fees and Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.46%	1.21%
Fee Waiver/Expense Reimbursement[2]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	1.35%	1.10%

[1] Restated to reflect the Fund's new, lower management fee and the Adviser's contractual obligation to cap certain Fund operating expenses.

[2] Effective October 1, 2014, the Fund's Adviser contractually has agreed to waive its management fee and/or reimburse Fund operating expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of each Class through January 31, 2016. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 0.95% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the 1-year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$137	$451	$787	$1,737
Institutional Class	$112	$373	$654	$1,456

* * * * * *

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund's new, lower management fee and the Adviser's contractual obligation to cap certain Fund operating expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:
Appleseed Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 90 calendar days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.35%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 137
3 years	rr_ExpenseExampleYear03	451
5 years	rr_ExpenseExampleYear05	787
10 years	rr_ExpenseExampleYear10	1,737
Appleseed Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 90 calendar days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.10%	[1],[2]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	373
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	$ 1,456

[1]	Restated to reflect the Fund's new, lower management fee and the Adviser's contractual obligation to cap certain Fund operating expenses.
[2]	Effective October 1, 2014, the Fund's Adviser contractually has agreed to waive its management fee and/or reimburse Fund operating expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of each Class through January 31, 2016. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 0.95% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.